Financial risk management - Narrative (Details) $ in Thousands		12 Months Ended
	Apr. 24, 2020 USD ($) borrowingComponent	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 19, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Proceeds from deferred royalty obligation		$ 225,000
Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 50,000
Borrowings, maximum borrowing capacity	50,000
Disbursement upon completion of IPO
Disclosure of detailed information about financial instruments [line items]
Borrowings	65,000			$ 65,000
Borrowings, maximum borrowing capacity	$ 65,000
Facility Agreement with Deerfield Partners, L.P.
Disclosure of detailed information about financial instruments [line items]
Number of borrowing components | borrowingComponent	2
Borrowings, maximum borrowing capacity	$ 115,000
Interest rate risk | Risk Free, Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable		10.00%
Interest rate risk | Implied Bond Yield [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable		10.00%
Interest rate risk | Disbursement upon receipt of regulatory approval for Lonca | Risk Free, Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, increase on derivative values		$ 15
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, decrease on derivative values		15
Interest rate risk | Disbursement upon receipt of regulatory approval for Lonca | Implied Bond Yield [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, increase on derivative values		143
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, decrease on derivative values		122
Interest rate risk | Disbursement upon completion of IPO | Risk Free, Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, increase on derivative values		22
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, decrease on derivative values		22
Interest rate risk | Disbursement upon completion of IPO | Implied Bond Yield [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, increase on derivative values		192
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, decrease on derivative values		$ 222
Volatility Risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for volatility, reasonably possible change in risk variable		10.00%
Volatility Risk | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of volatility risk, reasonably possible change in risk variable, increase on derivative values		$ 1,389
Sensitivity analysis for types of volatility risk, reasonably possible change in risk variable, decrease on derivative values		1,089
Volatility Risk | Disbursement upon completion of IPO
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of volatility risk, reasonably possible change in risk variable, increase on derivative values		1,349
Sensitivity analysis for types of volatility risk, reasonably possible change in risk variable, decrease on derivative values		$ 1,746
In CHF | Currency risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable		10.00%
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable, impact on pre-tax loss		$ 1,034
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable, impact on net monetary assets			$ 1,013
In EUR | Currency risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable		10.00%
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable, impact on pre-tax loss		$ 191
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable, impact on net monetary assets			214
In GBP | Currency risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable		10.00%
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable, impact on pre-tax loss		$ 424
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable, impact on net monetary assets		$ 544	439
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable, impact on net monetary liabilities			$ 323